UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer          San Francisco, CA          5/6/2009
---------------          -----------------         ----------
  [Signature]              [City, State]             [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                        ------------
Form 13F Information Table Entry Total:           85
                                        ------------
Form 13F Information Table Value Total:  $146,603.00
                                        ------------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                             FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------ ----------------- --------- -------- ---------- --- ---- ------- -------- ---------- ---------- ---------
ABB Ltd ADR              COM               000375204     1430     102590 SH       SOLE                      0     102590         0
Abbott Laboratories      COM               002824100     1913      40100 SH       SOLE                      0      40100         0
Aegean Marine Petroleum
Networ                   COM               Y0017S102     2241     133805 SH       SOLE                      0     133805         0
Allergan Inc             COM               018490102     1839      38500 SH       SOLE                      0      38500         0
Amazon com Inc           COM               023135106     1950      26550 SH       SOLE                      0      26550         0
American Eagle
Outfitters               COM               02553E106      810      66180 SH       SOLE                      0      66180         0
American Superconductor
Corp                     COM               030111108      177      10210 SH       SOLE                      0      10210         0
American Tower Corp Cl A COM               029912201     2728      89655 SH       SOLE                      0      89655         0
Amgen Inc                COM               031162100     1263      25505 SH       SOLE                      0      25505         0
Apple Inc                COM               037833100     3606      34305 SH       SOLE                      0      34305         0
Applied Materials Inc    COM               038222105     2992     278325 SH       SOLE                      0     278325         0
Bill Barrett Corp        COM               06846n104      618      27775 SH       SOLE                      0      27775         0
Biogen Idec Inc.         COM               09062X103     1559      29750 SH       SOLE                      0      29750         0
Blackrock Inc            COM               09247X101     1674      12875 SH       SOLE                      0      12875         0
Bristol Myers Squibb Co  COM               110122108     2829     129067 SH       SOLE                      0     129067         0
Broadcom Corp-Cl A       COM               111320107     3248     162575 SH       SOLE                      0     162575         0
CVS Caremark Corp        COM               126650100     2158      78505 SH       SOLE                      0      78505         0
Celgene Corp             COM               151020104     2670      60145 SH       SOLE                      0      60145         0
Cephalon Inc             COM               156708109     2002      29400 SH       SOLE                      0      29400         0
Chesapeake Energy Corp   COM               165167107      344      20150 SH       SOLE                      0      20150         0
Cisco Systems Inc        COM               17275R102     2983     177895 SH       SOLE                      0     177895         0
Colgate-Palmolive Co     COM               194162103     2913      49395 SH       SOLE                      0      49395         0
Constant Contact Inc     COM               210313102      167      11930 SH       SOLE                      0      11930         0
Corning Inc              COM               219350105     1631     122875 SH       SOLE                      0     122875         0
Cybersource Corp         COM               23251J106     1831     123600 SH       SOLE                      0     123600         0
Dreamworks Animation
SKG-A                    COM               26153C103     2135      98650 SH       SOLE                      0      98650         0
E M C Corp Mass          COM               268648102     2889     253460 SH       SOLE                      0     253460         0
FMC Corp                 COM               302491303     2216      51370 SH       SOLE                      0      51370         0
Financial Select Sector
SPDR                     COM               81369Y605     2073     235335 SH       SOLE                      0     235335         0
Freeport Mcmoran Copper  COM               35671D857     1225      32140 SH       SOLE                      0      32140         0
General Mills Inc        COM               370334104     1354      27155 SH       SOLE                      0      27155         0
Genzyme Corp General
Division                 COM               372917104     1943      32720 SH       SOLE                      0      32720         0
Gilead Sciences Inc      COM               375558103     1868      40335 SH       SOLE                      0      40335         0
Goldman Sachs Group Inc  COM               38141G104     2414      22765 SH       SOLE                      0      22765         0
Google                   COM               38259P508     3610      10372 SH       SOLE                      0      10372         0
Guess? Inc               COM               401617105      687      32605 SH       SOLE                      0      32605         0
Harsco Corp.             COM               415864107     2195      99030 SH       SOLE                      0      99030         0
Hewlett-Packard Co       COM               428236103     3673     114570 SH       SOLE                      0     114570         0
International Business
Machine                  COM               459200101     3615      37306 SH       SOLE                      0      37306         0
Joy Global Inc.          COM               481165108     2002      93995 SH       SOLE                      0      93995         0
Kohls Corp               COM               500255104     1679      39670 SH       SOLE                      0      39670         0
Kroger Co.               COM               501044101     2620     123475 SH       SOLE                      0     123475         0
LKQ Corp                 COM               501889208     1547     108400 SH       SOLE                      0     108400         0
Lowes Cos Inc            COM               548661107     1436      78690 SH       SOLE                      0      78690         0
MF Global Ltd            COM               G60642108       47      11200 SH       SOLE                      0      11200         0
Marvell Technology
Group Ltd                COM               G5876H105     2148     234550 SH       SOLE                      0     234550         0
McDonalds Corp           COM               580135101     2052      37600 SH       SOLE                      0      37600         0
Microsemi                COM               595137100      333      28715 SH       SOLE                      0      28715         0
Microsoft Corp           COM               594918104     2943     160186 SH       SOLE                      0     160186         0
Monsanto Corp            COM               61166w101     2321      27925 SH       SOLE                      0      27925         0
Mylan Labs               COM               628530107     1401     104470 SH       SOLE                      0     104470         0
Myriad Genetics Inc      COM               62855J104      202       4440 SH       SOLE                      0       4440         0
Netezza Corp             COM               64111N101      124      18180 SH       SOLE                      0      18180         0
Neutral Tandem Inc       COM               64128B108      544      22090 SH       SOLE                      0      22090         0
Newfield Exploration Co  COM               651290108      308      13550 SH       SOLE                      0      13550         0
Norfolk Southern Corp    COM               655844108     1959      58030 SH       SOLE                      0      58030         0
Noven Pharmaceuticals
Inc                      COM               670009109      163      17170 SH       SOLE                      0      17170         0
NuVasive Inc             COM               670704105      437      13915 SH       SOLE                      0      13915         0
Nuance Communications
Inc                      COM               67020Y100     1977     182350 SH       SOLE                      0     182350         0
Oracle Corp              COM               68389X105     3074     170140 SH       SOLE                      0     170140         0
PMC-Sierra Inc           COM               69344F106      521      81830 SH       SOLE                      0      81830         0
Perini Corp              COM               713839108      944      76710 SH       SOLE                      0      76710         0
Perrigo Co               COM               714290103     2151      86625 SH       SOLE                      0      86625         0
Philip Morris
International            COM               718172109     1253      35225 SH       SOLE                      0      35225         0
Potash Corp of
Saskatchewan In          COM               73755L107     1989      24615 SH       SOLE                      0      24615         0
Qualcomm Inc             COM               747525103     2650      68100 SH       SOLE                      0      68100         0
Ralcorp Holdings Inc     COM               751028101     2656      49290 SH       SOLE                      0      49290         0
Range Resources Corp     COM               75281A109     1047      25435 SH       SOLE                      0      25435         0
Research In Motion       COM               760975102     1292      29980 SH       SOLE                      0      29980         0
SPX Corp                 COM               784635104     1609      34220 SH       SOLE                      0      34220         0
Safeway Inc              COM               786514208     1982      98150 SH       SOLE                      0      98150         0
Schlumberger LTD         COM               806857108     2218      54595 SH       SOLE                      0      54595         0
Silicon Laboratories Inc COM               826919102     2026      76735 SH       SOLE                      0      76735         0
Stericycle Inc.          COM               858912108     2122      44465 SH       SOLE                      0      44465         0
Symantec                 COM               871503108     1971     131920 SH       SOLE                      0     131920         0
Syniverse Holdings Inc   COM               87163F106      514      32610 SH       SOLE                      0      32610         0
Transocean Ltd           COM               H8817H100     2263      38454 SH       SOLE                      0      38454         0
United Technologies Corp COM               913017109     1464      34070 SH       SOLE                      0      34070         0
Valueclick Inc           COM               92046N102      125      14700 SH       SOLE                      0      14700         0
Volterra Semiconductor
Corp                     COM               928708106       92      10920 SH       SOLE                      0      10920         0
Weatherford
International Ltd        COM               H27013103     1565     141385 SH       SOLE                      0     141385         0
Websense Inc             COM               947684106      354      29510 SH       SOLE                      0      29510         0
XTO Energy Inc           COM               98385x106     2100      68584 SH       SOLE                      0      68584         0
Yingli Green Energy
Holding Co               COM               98584B103      113      18770 SH       SOLE                      0      18770         0
Yum! Brands Inc          COM               988498101     2792     101585 SH       SOLE                      0     101585         0